Financial Instruments and Fair Value Measurements - Foreign Currency Forward Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency forward contracts
Foreign Currency Derivatives
Gains/(losses) transferred from other comprehensive income to statement of operations	$ (26,184)	$ (1,035)	$ (1,034)